FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Foreign Currency Exchange Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Philippines, Pesos [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	$ (1.6)	$ (1.4)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	1.6	1.4
Euro [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	(0.1)	(0.1)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	0.1	0.1
Pakistan, Rupees [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	(0.3)	(0.3)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	$ 0.3	$ 0.3